Issued capital and reserves - Narrative (Details) € in Thousands, $ in Millions	12 Months Ended
	Mar. 31, 2024 EUR (€) shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 EUR (€) shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 EUR (€) shares
Disclosure of classes of share capital [line items]
Proceeds from issuance of share capital	€ 45,700	$ 50.0	€ 215,209	$ 225.0	€ 0
Issue of equity | €	42,072		210,342		€ 46
Other reserve
Disclosure of classes of share capital [line items]
Issue of equity | €	€ (3,635)		€ (4,867)
Other equity
Disclosure of classes of share capital [line items]
Issuance of share capital Global Blue Group Holding A.G.	9,090,909	9,090,909	29,764,256	29,764,256
Issuance of treasury shares by Global Blue Group Holding A.G. (in shares)			(104,135)	(104,135)	(5,000,000)
Cancellation of preference shares A by Global Blue Group Holding A.G. (in shares)			104,135	104,135	5,929,477
Vested RSA shares (in shares)	(628,045)	(628,045)			(92,479)
Allocation of treasury shares to shareholders by Ocorian Ltd. (formerly Estera Trust (Jersey) Ltd.) (in shares)			1,189,977	1,189,977
Acquisition of treasury shares (in shares)			4	4	5,001,453
Ordinary shares | Other equity
Disclosure of classes of share capital [line items]
Issuance of share capital Global Blue Group Holding A.G.	9,090,909	9,090,909	8,587,786	8,587,786
Issuance of treasury shares by Global Blue Group Holding A.G. (in shares)			(104,135)	(104,135)	(5,000,000)
Cancellation of preference shares A by Global Blue Group Holding A.G. (in shares)			0	0	0
Vested RSA shares (in shares)	(628,045)	(628,045)			(92,479)
Allocation of treasury shares to shareholders by Ocorian Ltd. (formerly Estera Trust (Jersey) Ltd.) (in shares)			1,189,977	1,189,977
Acquisition of treasury shares (in shares)			4	4	5,001,217
Ordinary shares | Other equity | January 2022
Disclosure of classes of share capital [line items]
Acquisition of treasury shares (in shares)					1,217
Preference shares A | Other equity
Disclosure of classes of share capital [line items]
Issuance of share capital Global Blue Group Holding A.G.	0	0	0	0
Issuance of treasury shares by Global Blue Group Holding A.G. (in shares)			0	0	0
Cancellation of preference shares A by Global Blue Group Holding A.G. (in shares)			104,135	104,135	5,929,477
Vested RSA shares (in shares)	0	0
Allocation of treasury shares to shareholders by Ocorian Ltd. (formerly Estera Trust (Jersey) Ltd.) (in shares)			0	0
Acquisition of treasury shares (in shares)			0	0
Preference shares B | Other equity
Disclosure of classes of share capital [line items]
Issuance of share capital Global Blue Group Holding A.G.	0	0	21,176,470	21,176,470
Issuance of treasury shares by Global Blue Group Holding A.G. (in shares)			0	0
Cancellation of preference shares A by Global Blue Group Holding A.G. (in shares)			0	0